Shareholders equity - Share capital (Details)	1 Months Ended
	Oct. 31, 2019 $ / shares shares	Oct. 31, 2019 EUR (€) shares	Mar. 31, 2020 USD ($) shares	Mar. 31, 2020 EUR (€) € / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 € / shares	Mar. 31, 2019 shares	Dec. 31, 2018 shares	Nov. 07, 2018 USD ($)
Shareholders' Equity
Authorized share capital | €				€ 7,200,000
Number of shares outstanding			53,975,838	53,975,838	53,975,838		43,149,987	43,149,987
Par value per share | € / shares				€ 0.04
Shares were issued and fully paid in cash	10,454,545	10,454,545
Price per share | $ / shares	$ 5.50
Net proceeds from issuance of shares | €		€ 48,550,000
Transaction costs of public offering | €		3,047,000
Gross proceeds from issuance of shares | €		€ 51,597,000
Ordinary
Shareholders' Equity
Maximum aggregate offering of ordinary shares | $									$ 300,000,000
Number of shares authorised			90,000,000	90,000,000
Shares were issued and fully paid in cash			53,975,838	53,975,838
Treasury shares			4,009,193	4,009,193	4,230,151
Preferred
Shareholders' Equity
Number of shares authorised			90,000,000	90,000,000
Market offering program | Ordinary
Shareholders' Equity
Number of shares issued			0	0
Maximum aggregate offering of ordinary shares | $			$ 75,000,000
Ionis Pharmaceuticals, Inc | Worldwide License Agreement
Shareholders' Equity
Number of shares issued					371,306
Maximum aggregate offering of ordinary shares | $					$ 3,500,000
Share price | (per share)					$ 9.43	€ 8.51